Supplement to the

Fidelity® Pennsylvania Municipal Income Fund (FPXTX) and Fidelity Pennsylvania Municipal Money Market Fund (FPTXX)

Funds of Fidelity Municipal Trust and Fidelity Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces the similar information found in the "Description of the Trust" section on page 59.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, Fidelity Pennsylvania Municipal Income Fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

PFRB-15-01  June 1, 2015
1.475741.132

Supplement to the

Fidelity® Michigan Municipal Income Fund (FMHTX) and Fidelity Michigan Municipal Money Market Fund (FMIXX) Funds of Fidelity Municipal Trust and Fidelity Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces the similar information found in the "Description of the Trust" section on page 57.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, Fidelity Michigan Municipal Income Fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

MIS-MIFB-15-01  June 1, 2015
1.476056.130

Supplement to the

Fidelity® Ohio Municipal Income Fund (FOHFX) and Fidelity Ohio Municipal Money Market Fund (FOMXX)

Funds of Fidelity Municipal Trust and Fidelity Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

The following information replaces similar information found in the "Description of the Trusts" section on page 68.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. From time to time, subject to approval by a fund's Treasurer, the fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

OFS-OFRB-15-01  June 1, 2015
1.475824.132